Contract Liabilities (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Contract with Customer, Asset and Liability [Abstract]
Contract Liabilities [Text Block]
5. Contract liabilities

As of June 30, 2020, the Company has contract assets and liabilities from contracts with customers (see Note 14).

Contract liabilities consist of the following:

	June 30, 2020	December 31, 2019
Service agreement	$91,746	$133,510
License fees	500,000	500,000
Other	13,791	6,291
Total Contract liabilities	605,537	639,801
Non-Current	(551,755)	(573,224)
Total Current	$53,782	$66,577

The timing of the Company’s revenue recognition may differ from the timing of payment by its customers. A receivable is recorded when revenue is recognized prior to payment and the Company has an unconditional right to payment. Alternatively, when payment precedes the satisfaction of performance obligations, the Company records a contract liability (deferred revenue) until the performance obligations are satisfied. Of the aggregate contract liability balances as of June 30, 2020, the Company expects to satisfy its remaining performance obligations associated with $551,755 and $53,782 of contract liability balances within the next twelve months and following thirty-two months, respectively. Of the aggregate contract liability balances as of December 31, 2019, the Company expects to satisfy its remaining performance obligations associated with $66,577 and $573,224 of contract liability balances within the next twelve months and following thirty-eight months, respectively.

6. Contract liabilities

As of December 31, 2019, the Company has contract assets and liabilities from contracts with customers (Note 16).

Contract liabilities consist of the following:

	December 31, 2019	December 31, 2018
Service agreement	$133,510	$57,365
Deposit on product	—	92,950
License fees	500,000	—
Other	6,291	28,218
Total Contract liabilities	639,801	178,533
Non-Current	(573,224)	(46,736)
Total Current	$66,577	$131,797

The timing of the Company’s revenue recognition may differ from the timing of payment by its customers. A contract asset (receivable) is recorded when revenue is recognized prior to payment and the Company has an unconditional right to payment. Alternatively, when payment precedes the satisfaction of performance obligations, the Company records a contract liability (deferred revenue) until the performance obligations are satisfied. Of the aggregate $639,801 of contract liability balances as of December 31, 2019, the Company expects to satisfy its remaining performance obligations associated with $66,577 of contract liability balances within the next twelve months.